Share Plans	12 Months Ended
Sep. 26, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Plans

14.	Share Plans
Total share-based compensation cost was $67.7 million, $16.2 million and $11.1 million for fiscal 2014, 2013 and 2012, respectively. These amounts are generally included within selling, general and administrative expenses in the consolidated and combined statements of income. In conjunction with the the Questcor Acquisition, Questcor equity awards were converted to Mallinckrodt equity awards resulted in post-combination expense of $48.2 million in fiscal 2014, included in the above total share-based compensation, of which $13.1 million is included within selling, general and administrative expenses and $35.1 million is included within restructuring charges, net. Consistent with the prior fiscal year, the incremental fair value associated with the conversion of Covidien equity awards into Mallinckrodt equity awards is included in separation costs. The Company recognized a related tax benefit associated with this expense of $24.4 million, $5.8 million and $3.8 million in fiscal 2014, 2013 and 2012, respectively.

Incentive Equity Awards Converted from Covidien Awards
Prior to the Separation, all employee incentive equity awards were granted by Covidien. At the time of Separation, the restricted share units and share options granted to Mallinckrodt employees prior to June 28, 2013 where converted into restricted share units and share options, respectively, of Mallinckrodt, and all of the performance share awards granted to Mallinckrodt employees were converted to restricted share units of Mallinckrodt (collectively, "the Conversion"). Mallinckrodt incentive equity awards issued upon completion of the Conversion and the related weighted-average grant date fair value is presented below:

	Awards	Weighted-Average Grant-Date Fair Value
Share options	2,399,822	$7.96
Restricted share units	575,213	38.97

Share Options. A summary of the status of the Company's share option awards upon completion of the Conversion on June 28, 2013 is presented below:

	Shares Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 28, 2013	2,399,822	$35.94	8.0	$22.9
Exercisable at June 28, 2013	550,097	30.94	5.9	8.0

The Conversion resulted in a modification of the previously issued share option awards. The Company compared the aggregate fair value of the awards immediately before and immediately after the Separation. The fair value of the awards immediately after the Separation was higher than the awards immediately before, primarily due to the elimination of Covidien's dividend yield assumption and the Company's higher volatility as compared to Covidien. The incremental fair value for vested awards was recognized immediately within separation costs, as the incremental fair value is directly attributable to the Separation, and the incremental fair value for unvested awards will be recognized on a straight-line basis over the remaining vesting period of the applicable awards, also within separation costs.
The weighted-average assumptions used in the Black-Scholes pricing model for determining the fair value of the share option awards immediately before and immediately after the Separation were as follows:

	Pre- Separation	Post- Separation
Expected share price volatility	26%	32%
Risk-free interest rate	0.99%	0.99%
Expected annual dividend per share	1.65%	—
Expected life of options (in years)	3.8	3.8
Fair value per option	$18.04	$16.51
Share option awards	1,745,258	2,399,822

Restricted share units. The Conversion resulted in a modification of the previously issued restricted share unit awards ("RSUs"). The Company compared the aggregate fair value of the awards immediately before and immediately after the Separation. The Conversion did not result in incremental fair value.
Performance share units. The Conversion resulted in a modification of the previously issued performance share unit awards ("PSUs"). The Company compared the aggregate fair value of the awards immediately before and immediately after the Separation. The fair value of the awards was higher after the Conversion as the performance factor utilized to convert the award was higher than what had previously been estimated. The incremental fair value was recognized immediately within separation costs for the service period to date and the remaining incremental fair value will be recognized over the remaining vesting period within separation costs.

Stock Compensation Plans
Prior to the Separation, the Company adopted the 2013 Mallinckrodt Pharmaceuticals Stock and Incentive Plan ("the 2013 Plan"). The 2013 Plan provides for the award of share options, share appreciation rights, annual performance bonuses, long-term performance awards, restricted units, restricted shares, deferred share units, promissory shares and other share-based awards (collectively, "Awards"). The 2013 Plan provides for a maximum of 5.7 million common shares to be issued as Awards, subject to adjustment as provided under the terms of the 2013 Plan. As of September 26, 2014, all equity awards held by the Company's employees were either converted from Covidien equity awards at the Separation, converted from Questcor equity awards, or granted under its 2013 Plan.
Share options. Share options are granted to purchase the Company's ordinary shares at prices that are equal to the fair market value of the shares on the date the share option is granted. Share options generally vest in equal annual installments over a period of four years and expire ten years after the date of grant. The grant-date fair value of share options, adjusted for estimated forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period. Forfeitures are estimated based on historical experience.
Share option activity and information is as follows:

	Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at September 27, 2013	2,760,231	$37.30
Granted	675,921	52.63
Converted from Questcor Acquisition	1,292,736	25.08
Exercised	(878,330)	30.96
Expired/Forfeited	(323,769)	41.83
Outstanding at September 26, 2014	3,526,789	36.84	6.4	$187.5

Vested and unvested expected to vest as of September 26, 2014	3,362,751	36.27	6.5	180.7
Exercisable at September 26, 2014	832,680	31.32	4.7	48.8

As of September 26, 2014, there was $54.0 million of total unrecognized compensation cost related to unvested share option awards, which is expected to be recognized over a weighted-average period of 1.7 years .
The grant date fair value of share options has been estimated using the Black-Scholes pricing model. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. The expected volatility assumption is based on the historical and implied volatility of the Company's peer group with similar business models for periods after the Separation, and on Covidien's peer group with similar business models for periods prior to the Separation. The expected life assumption is based on the contractual and vesting term of the share option, employee exercise patterns and employee post-vesting termination behavior. The expected annual dividend per share is based on the Company's current intentions regarding payment of cash dividends, or Covidien's dividend rate on the date of grant. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of grant. The weighted-average assumptions used in the Black-Scholes pricing model for share options granted in fiscal 2013 subsequent to the Separation are included within the discussion of modification expense above. The weighted-average assumptions used in the Black-Scholes pricing model for shares granted in fiscal 2014, along with the weighted-average grant-date fair value, were as follows:

2014
Expected share price volatility	32%
Risk-free interest rate	1.96%
Expected annual dividend per share	—%
Expected life of options (in years)	5.5
Fair value per option	$17.38

In fiscal 2013, subsequent to the Separation, the total intrinsic value of share options exercised and the related tax benefit was not significant. In fiscal 2014, the total intrinsic value of options exercised and related tax benefit was $34.2 million and $12.0 million, respectively.
Restricted share units. Recipients of RSUs have no voting rights and receive dividend equivalent units which vest upon the vesting of the related shares. RSUs generally vest in equal annual installments over a period of four years. Restrictions on RSUs lapse upon normal retirement, death or disability of the employee. The grant-date fair value of RSUs, adjusted for estimated forfeitures, is recognized as expense on a straight-line basis over the service period. The fair market value of RSUs granted after the Conversion is determined based on the market value of the Company's shares on the date of grant for periods after the Separation.
RSU activity is as follows:

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at June 28, 2013	724,269	$40.62
Granted	229,281	55.40
Converted from Questcor Acquisition	30,747	70.88
Vested	(300,237)	34.77
Forfeited	(94,838)	42.48
Non-vested at September 26, 2014	589,222	47.88

The total fair value of Mallinckrodt restricted share unit awards granted during fiscal 2014 was $12.7 million. The total fair value of Mallinckrodt restricted share units vested during fiscal 2014 was $16.5 million. As of September 26, 2014, there was $20.4 million of total unrecognized compensation cost related to non-vested restricted share units granted. The cost is expected to be recognized over a weighted-average period of 2.4 years.
Performance share units. Similar to recipients of RSUs, recipients of PSUs have no voting rights and receive dividend equivalent units. The grant date fair value of PSUs, adjusted for estimated forfeitures, is generally recognized as expense on a straight-line basis from the grant date through the end of the performance period. The vesting of PSUs and related dividend equivalent units is generally based on various performance metrics and relative total shareholder return (total shareholder return for the Company as compared to total shareholder return of the PSU peer group), measured over a three-year performance period. The PSU peer group is comprised of various healthcare companies which replicate the Company’s mix of businesses. Depending on Mallinckrodt's relative performance during the performance period, a recipient of the award is entitled to receive a number of ordinary shares equal to a percentage, ranging from 0% to 200%, of the award granted.
PSU activity is as follows (1):

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 27, 2013	—	$—
Granted	79,230	63.40
Performance metric adjustment	—	—
Vested	—	—
Forfeited	(6,490)	62.65
Non-vested at September 26, 2014	72,740	63.46
(1)    The number of shares disclosed within this table are at the target number of 100%.

The Company generally uses the Monte Carlo model to estimate the probability of satisfying the performance criteria and the resulting fair value of PSU awards. The assumptions used in the Monte Carlo model for PSUs granted during each year were as follows:

2014
Expected stock price volatility	28%
Peer group stock price volatility	33%
Correlation of returns	17%

The weighted-average grant-date fair value per share of PSUs granted was $63.40 in fiscal 2014. As of September 26, 2014, there was $5.2 million of unrecognized compensation cost related to PSUs, which is expected to be recognized over a weighted-average period of 2.0 years.
Restricted stock awards. Recipients of restricted stock awards ("RSAs") pertain solely to converted awards from the Questcor Acquisition, which were converted at identical terms to their original award. The converted RSAs maintain voting rights and a non-forfeitable right to receive dividends. RSAs are subject to accelerated vesting as prescribed by the terms of the original award based on a change in control, and substantially all of which will vest over a thirteen month period of time from the date of the Questcor Acquisition. Restrictions on RSAs lapse upon normal retirement, death or disability of the employee. The grant-date fair value of RSAs, adjusted for estimated forfeitures, is recognized as expense on a straight-line basis over the service period.

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 27, 2013	—	$—
Granted	—	—
Converted from Questcor Acquisition	1,829,164	70.88
Vested	(390,731)	70.88
Forfeited	(6,402)	70.88
Non-vested at September 26, 2014	1,432,031	70.88

The total fair value of Mallinckrodt RSAs converted as part of the Questcor Acquisition was $129.7 million. The total fair value of Mallinckrodt restricted share awards vested during fiscal 2014 was $30.8 million. As of September 26, 2014, there was $61.4 million of total unrecognized compensation cost related to non-vested restricted share units granted. The cost is expected to be recognized over a weighted-average period of 1.2 years.

Employee Stock Purchase Plans
The Company adopted the Mallinckrodt Employee Stock Purchase Plan ("ESPP") effective October 1, 2013. Substantially all full-time employees of the Company's U.S. subsidiaries and employees of certain qualified non-U.S. subsidiaries are eligible to participate in this ESPP. Eligible employees authorize payroll deductions to be made for the purchase of shares. The Company matches a portion of the employee contribution by contributing an additional 15% (25% in fiscal 2014 and fiscal 2015) of the employee's payroll deduction up to a $25,000 per employee contribution. All shares purchased under the ESPP are purchased on the open market by a designated broker.